Other Assets and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets and Prepaid Expenses

Other current assets and prepaid expenses consist of the following:

	As of December 31, 2017	As of December 31, 2016
Tax credits (1)	23,866	16,985
Cash managed by third parties	3,473	4,337
Advertising paid in advance	383	715
Others	1,683	1,550

	$29,405	$23,587

(1)	Mainly includes $ 10,833 of VAT credits, $ 7,394 of income tax credits, $ 2,965 of sales tax credits and $ 2,674 of other tax credits as of December 31, 2017; and $ 3,093 of VAT credits, $ 7,835 of income tax creditsu, $ 4,581 of sales tax credits and $ 1,476 other tax credits as of December 31, 2016.

Summary of Other Assets, Non-current	Other non-current assets consist of the following:

	As of December 31, 2017	As of December 31, 2016
Deferred tax assets	4,658	3,597

	$4,658	$3,597